Tax - Effective tax rate reconciliation (Details) - GBP (£) £ in Millions	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021		Mar. 31, 2020
Disclosure Of Income Taxes [Line Items]
Profit before tax	£ 3,441	£ 1,664	[1]	£ 1,400	[2]
Profit before tax from continuing operations multiplied by UK corporation tax rate of 19% (2021: 19%; 2020: 19%)	654	316		266
Adjustments in respect of prior years	(33)	(12)		(31)
Expenses not deductible for tax purposes	47	29		24
Non-taxable income	(49)	(7)		(18)
Adjustment in respect of foreign tax rates	170	42		18
Adjustment in respect of post-tax profits of joint ventures and associates included within profit before tax	(17)	(12)		(17)
Other	(15)	4		(20)
Total tax charge from continuing operations	£ 1,258	£ 360	[1]	£ 370	[2]
Effective tax rate – continuing operations	36.60%	21.60%		26.40%
Before exceptional items and remeasurements
Disclosure Of Income Taxes [Line Items]
Profit before tax	£ 2,880	£ 1,628		£ 1,963
Exceptional items and remeasurements
Disclosure Of Income Taxes [Line Items]
Profit before tax	561	36		(563)
Total tax charge from continuing operations	589	26		8
UK
Disclosure Of Income Taxes [Line Items]
Deferred tax impact of change in UK tax rate	£ 501	£ 0		£ 148

[1]	Comparative amounts have been re-presented to reflect the classification of the UK Gas Transmission business as a discontinued operation. See notes 1 and 10 for further information.
[2]	Comparative amounts have been re-presented to reflect the classification of the UK Gas Transmission business as a discontinued operation. See notes 1 and 10 for further information.